Lines of Businesses - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Segment		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of principal businesses (segment) | Segment	2
Total revenue	$ 15,126	[1]	$ 15,608	[2]	$ 14,968	[3]
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	$ 2,300		$ 2,300		$ 2,300
Percentage of revenue (percent)	15.00%		15.00%		15.00%

[1]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.
[2]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.
[3]	Both fee and other revenue and total revenue include net income from consolidated investment management funds of $103 million, representing $183 million of income and noncontrolling interests of $80 million. Income before taxes is net of noncontrolling interests of $80 million.